Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Prospectus Date	rr_ProspectusDate	Jan. 01, 2013
Supplement [Text Block]	wtt10_SupplementTextBlock

WISDOMTREE TRUST

Supplement Dated March 1, 2013

to the currently effective Summary Prospectus,

Statutory Prospectus and Statement of Additional Information (“SAI”)

for the

WisdomTree Euro Debt Fund

The following information supplements and should be read in conjunction with the Prospectuses and SAI listed above for the WisdomTree Euro Debt Fund (the “Fund”).

Previously, the Fund’s maximum exposure to any single country was generally limited to 20% of the Fund’s assets. Effective immediately, that limit will be increased to 30% of the Fund’s assets.

If you would like additional information, including information about other WisdomTree Funds, please call 1-866-909-9473 or visit www.wisdomtree.com.

WisdomTree Euro Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wtt10_SupplementTextBlock

WISDOMTREE TRUST

Supplement Dated March 1, 2013

to the currently effective Summary Prospectus,

Statutory Prospectus and Statement of Additional Information (“SAI”)

for the

WisdomTree Euro Debt Fund

The following information supplements and should be read in conjunction with the Prospectuses and SAI listed above for the WisdomTree Euro Debt Fund (the “Fund”).

Previously, the Fund’s maximum exposure to any single country was generally limited to 20% of the Fund’s assets. Effective immediately, that limit will be increased to 30% of the Fund’s assets.

If you would like additional information, including information about other WisdomTree Funds, please call 1-866-909-9473 or visit www.wisdomtree.com.